Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	$ 3	[1]	$ 14	[1]
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	1		1
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	1	[1]	2	[1]
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1]		[1]
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	4	[1]	16	[1]
Percent of Total		[1]	2.00%	[1]
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	1		1
Percent of Total	1.00%		1.00%
Equity Funds [Member] | US Large Cap [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	93	[1],[2]	69	[1],[2]
Equity Funds [Member] | US Large Cap [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[2]		[2]
Equity Funds [Member] | US Large Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	205	[1],[2]	181	[1],[2]
Equity Funds [Member] | US Large Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	52	[2]	38	[2]
Equity Funds [Member] | US Large Cap [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[2]		[1],[2]
Equity Funds [Member] | US Large Cap [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[2]		[2]
Equity Funds [Member] | US Large Cap [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	298	[1],[2]	250	[1],[2]
Percent of Total	33.00%	[1],[2]	30.00%	[1],[2]
Equity Funds [Member] | US Large Cap [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	52	[2]	38	[2]
Percent of Total	62.00%	[2]	55.00%	[2]
Equity Funds [Member] | US Small Cap [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	72	[1],[2]	60	[1],[2]
Equity Funds [Member] | US Small Cap [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[2]		[2]
Equity Funds [Member] | US Small Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	29	[1],[2]	22	[1],[2]
Equity Funds [Member] | US Small Cap [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[2]		[2]
Equity Funds [Member] | US Small Cap [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[2]		[1],[2]
Equity Funds [Member] | US Small Cap [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[2]		[2]
Equity Funds [Member] | US Small Cap [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	101	[1],[2]	82	[1],[2]
Percent of Total	11.00%	[1],[2]	10.00%	[1],[2]
Equity Funds [Member] | US Small Cap [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[2]		[2]
Percent of Total		[2]		[2]
Equity Funds [Member] | International Companies [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[3]		[1],[3]
Equity Funds [Member] | International Companies [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[3]		[3]
Equity Funds [Member] | International Companies [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	139	[1],[3]	120	[1],[3]
Equity Funds [Member] | International Companies [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	14	[3]	12	[3]
Equity Funds [Member] | International Companies [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[3]		[1],[3]
Equity Funds [Member] | International Companies [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[3]		[3]
Equity Funds [Member] | International Companies [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	139	[1],[3]	120	[1],[3]
Percent of Total	15.00%	[1],[3]	14.00%	[1],[3]
Equity Funds [Member] | International Companies [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	14	[3]	12	[3]
Percent of Total	17.00%	[3]	18.00%	[3]
Equity Funds [Member] | Emerging Markets [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[4]		[1],[4]
Equity Funds [Member] | Emerging Markets [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[4]		[4]
Equity Funds [Member] | Emerging Markets [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	34	[1],[4]	34	[1],[4]
Equity Funds [Member] | Emerging Markets [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[4]		[4]
Equity Funds [Member] | Emerging Markets [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[4]		[1],[4]
Equity Funds [Member] | Emerging Markets [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[4]		[4]
Equity Funds [Member] | Emerging Markets [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	34	[1],[4]	34	[1],[4]
Percent of Total	4.00%	[1],[4]	4.00%	[1],[4]
Equity Funds [Member] | Emerging Markets [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[4]		[4]
Percent of Total		[4]		[4]
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[5]		[1],[5]
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[5]		[5]
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	207	[1],[5]	216	[1],[5]
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	17	[5]	18	[5]
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[5]		[1],[5]
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[5]		[5]
Corporate Bond Securities [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	207	[1],[5]	216	[1],[5]
Percent of Total	23.00%	[1],[5]	26.00%	[1],[5]
Corporate Bond Securities [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	17	[5]	18	[5]
Percent of Total	20.00%	[5]	26.00%	[5]
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1]		[1]
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	29	[1]	30	[1]
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1]		[1]
US Treasury and Government [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	29	[1]	30	[1]
Percent of Total	3.00%	[1]	3.00%	[1]
Hedge Funds, Global Opportunity [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[6]		[1],[6]
Hedge Funds, Global Opportunity [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[6]		[6]
Hedge Funds, Global Opportunity [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[6]		[1],[6]
Hedge Funds, Global Opportunity [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[6]		[6]
Hedge Funds, Global Opportunity [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	43	[1],[6]	38	[1],[6]
Hedge Funds, Global Opportunity [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[6]		[6]
Hedge Funds, Global Opportunity [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	43	[1],[6]	38	[1],[6]
Percent of Total	5.00%	[1],[6]	4.00%	[1],[6]
Hedge Funds, Global Opportunity [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[6]		[6]
Percent of Total		[6]		[6]
Absolute Return [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[7]		[1],[7]
Absolute Return [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[7]		[7]
Absolute Return [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[7]		[1],[7]
Absolute Return [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[7]		[7]
Absolute Return [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	39	[1],[7]	36	[1],[7]
Absolute Return [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[7]		[7]
Absolute Return [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	39	[1],[7]	36	[1],[7]
Percent of Total	4.00%	[1],[7]	4.00%	[1],[7]
Absolute Return [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[7]		[7]
Percent of Total		[7]		[7]
Private Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[8]		[1],[8]
Private Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[8]		[8]
Private Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[1],[8]		[1],[8]
Private Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[8]		[8]
Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	22	[1],[8]	23	[1],[8]
Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[8]		[8]
Private Equity Funds [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	22	[1],[8]	23	[1],[8]
Percent of Total	2.00%	[1],[8]	3.00%	[1],[8]
Private Equity Funds [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets		[8]		[8]
Percent of Total		[8]		[8]
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	168	[1]	143	[1]
% of Fair Value of Plan Assets	19.00%	[1]	17.00%	[1]
Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	1		1
% of Fair Value of Plan Assets	1.00%		1.00%
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	644	[1]	605	[1]
% of Fair Value of Plan Assets	70.00%	[1]	72.00%	[1]
Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	83		68
% of Fair Value of Plan Assets	99.00%		99.00%
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	104	[1]	97	[1]
% of Fair Value of Plan Assets	11.00%	[1]	11.00%	[1]
Pension Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	916	[1]	845	[1]
Percent of Total	100.00%	[1]	100.00%	[1]
% of Fair Value of Plan Assets	100.00%	[1]	100.00%	[1]
Other Postretirement Benefit Plan [Member]
Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities [Line Items]
Fair Value of Plan Assets	$ 84		$ 69
Percent of Total	100.00%		100.00%
% of Fair Value of Plan Assets	100.00%		100.00%

[1]	Includes $9 million at December 31, 2013 and $8 million at December 31, 2012 of medical benefit (health and welfare) component for 401h accounts to fund a portion of the other retirement benefits.
[2]	Includes funds that invest primarily in U.S. common stocks.
[3]	Includes funds that invest primarily in foreign equity and equity-related securities.
[4]	Includes funds that invest primarily in common stocks of emerging markets.
[5]	Includes funds that invest primarily in investment grade debt and fixed income securities.
[6]	Includes funds that invest in limited / general partnerships, managed accounts, and other investment entities issued by non-traditional firms or "hedge funds."
[7]	Includes funds that invest primarily in investment vehicles and commodity pools as a "fund of funds."
[8]	Includes funds that invest in private equity and small buyout funds, partnership investments, direct investments, secondary investments, directly / indirectly in real estate and may invest in equity securities of real estate related companies, real estate mortgage loans, and real-estate mezzanine loans.